FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT [Abstract]
Fair Value Measurement
The derivative liability is classified as Level 3 due to significant unobservable inputs.

	As of December 31, 2023
(in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current Liabilites
Derivative liability			17,282.5
Liabilities
Derivative liability			1,120.3

	As of December 31, 2022
(in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities
Derivative liability			14,905.3

Change in Fair Value of Derivative Liability	The change in fair value of the derivative liability was as follows:

Estimated fair value at December 31, 2021	$75,355.2
Change in estimated fair value	(75,809.9)
Additions from new convertible notes	15,360.0
Estimated fair value at December 31, 2022	14,905.3
Change in estimated fair value	2,791.6
Additions from new convertible notes	705.9
Estimated fair value at December 31, 2023	$18,402.8

Schedule of Black Scholes Model for the Level 3 Measurement
The estimated fair value of the conversion feature of the derivative liability, a level 3 measurement was estimated using traditional valuation methods including Black-Scholes option pricing models and Monte Carlo simulations. A Black-Scholes model for Notes 1 though 8, 10, 13 and 20 and a Monte Carlo simiulation model for all other outstanding Notes as of December 31, 2023, and a Black-Scholes model for Notes 1 through 7 and a Monte Carlo simulation model for Notes 8 through 18 as of December 31, 2022. The application of the Black-Scholes model and Monte Carlo simulation requires the use of a number of inputs and significant assumptions including volatility. The following reflects the inputs and assumptions used:

	December 31, 2023	December 31, 2022
Stock price	$17.50	$15.00
Strike price	$4.00 - 10.00 and Variable	$4.00 - $10.00 and Variable
Volatility	69.70% - 82.00%	79.50% - 83.90%
Risk-free rate	5.40% - 5.55%	1.06% - 4.76%
Probability of SPAC Merger	39%	48%
Term of SPAC Merger	3 months	6 months